Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 25, 2014
Prospectus Date	Nov. 25, 2014
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A
Risk/Return:
Trading Symbol	DIBAX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class C
Risk/Return:
Trading Symbol	DIBCX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class I
Risk/Return:
Trading Symbol	DIBRX
Dreyfus International Bond Fund | Class Y
Risk/Return:
Trading Symbol	DIBYX